UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-09377

The Gabelli Dividend Growth Fund

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Dividend Growth Fund

Semiannual Report — June 30, 2021

Sarah Donnelly	Robert D. Leininger, CFA	Justin Bergner, CFA
Portfolio Manager	Portfolio Manager	Portfolio Manager
BS, Fordham	BA, Amherst College	BA, Yale University
University	MBA, Wharton School,	MBA, Wharton School,
	University of Pennsylvania	University of Pennsylvania

To Our Shareholders,

For the six months ended June 30, 2021, the net asset value (NAV) total return per Class AAA Share of The Gabelli Dividend Growth Fund was 17.2% compared with a total return of 15.3% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available. See page 2 for additional performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2021 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance for periods of less than one year is not annualized.

						Since Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(8/26/99)
Class AAA (GABBX)	17.23%	41.63%	11.50%	9.24%	7.00%	6.50%
S&P 500 Index (b)	15.25	40.79	17.65	14.84	10.73	7.44
Lipper Large Cap Value Fund Average (b)	17.44	44.19	13.44	11.61	8.21	6.48
Class A (GBCAX)	17.16	41.63	11.49	9.23	7.00	6.52
With sales charge (c)	10.42	33.48	10.18	8.59	6.58	6.23
Class C (GBCCX)	16.73	40.54	10.67	8.41	6.20	5.87
With contingent deferred sales charge (d)	15.73	39.54	10.67	8.41	6.20	5.87
Class I (GBCIX)	17.76	43.10	12.58	9.89	7.53	6.89

(a)	Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and the Class I Shares on June 30, 2004. The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance for the Class I Shares would have been higher due to the lower expenses related to this class of shares. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.
(b)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper Large Cap Value Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectuses dated April 30, 2021, the expense ratios for Class AAA, A, C, and I Shares are 2.49%, 2.49%, 3.24%, and 2.24% respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 2.01%, 2.01%, 2.76%, and 1.01%, respectively. See page 9 for the expense ratios for the six months ended June 30, 2021. The contractual reimbursement is in effect through April 30, 2022. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

The Gabelli Dividend Growth Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2021 through June 30, 2021	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Dividend Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,172.30	2.00%	$10.77
Class A	$1,000.00	$1,171.60	2.00%	$10.77
Class C	$1,000.00	$1,167.30	2.75%	$14.78
Class I	$1,000.00	$1,177.60	1.00%	$5.40
Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.88	2.00%	$9.99
Class A	$1,000.00	$1,014.88	2.00%	$9.99
Class C	$1,000.00	$1,011.16	2.75%	$13.71
Class I	$1,000.00	$1,019.84	1.00%	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2021:

The Gabelli Dividend Growth Fund

Financial Services	17.6%
Health Care	13.0%
Food and Beverage	12.6%
Energy	10.0%
Computer Software and Services	7.5%
Diversified Industrial	5.9%
Specialty Chemicals	5.7%
U.S. Government Obligations	5.2%
Cable and Satellite	3.4%
Business Services	2.8%
Consumer Products	2.4%
Telecommunications	1.8%
Metals and Mining	1.6%
Aerospace	1.5%
Hotels and Gaming	1.5%
Electronics	1.4%
Automotive: Parts and Accessories	1.3%
Machinery	1.1%
Environmental Services	1.1%
Retail	1.0%
Semiconductors	0.9%
Agriculture	0.6%
Other Assets and Liabilities (Net)	0.1%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Dividend Growth Fund

Schedule of Investments — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 94.7%
	Aerospace — 1.5%
1,500	The Boeing Co.†	$179,802	$359,340

	Agriculture — 0.6%
3,136	Corteva Inc.	84,145	139,081

	Automotive: Parts and Accessories — 1.3%
2,000	Aptiv plc†	123,445	314,660

	Business Services — 2.8%
8,000	Macquarie Infrastructure Corp.	340,181	306,160
1,500	Visa Inc., Cl. A	137,987	350,730
		478,168	656,890

	Cable and Satellite — 3.4%
5,000	Comcast Corp., Cl. A	266,397	285,100
5,500	DISH Network Corp., Cl. A†	201,062	229,900
6,500	ViacomCBS Inc., Cl. B	260,705	293,800
		728,164	808,800
	Computer Software and Services — 7.5%
350	Alphabet Inc., Cl. C†	189,117	877,212
2,000	Apple Inc.	37,181	273,920
1,000	Microsoft Corp.	25,120	270,900
900	Palo Alto Networks Inc.†	217,965	333,945
		469,383	1,755,977
	Consumer Products — 2.4%
5,000	Edgewell Personal Care Co.	141,428	219,500
8,000	Energizer Holdings Inc.	359,190	343,840
		500,618	563,340

	Diversified — 5.9%
35,000	General Electric Co.	414,988	471,100
2,800	Honeywell International Inc.	90,337	614,180
4,500	Textron Inc.	152,836	309,465
		658,161	1,394,745
	Electronics — 1.4%
3,500	Sony Group Corp., ADR	195,698	340,270

	Energy — 10.0%
6,000	Avangrid Inc.	261,917	308,580
2,000	Chevron Corp.	209,458	209,480
4,000	Evergy Inc.	251,189	241,720
10,000	Eversource Energy	829,687	802,400
3,000	National Fuel Gas Co.	153,857	156,750
3,000	Phillips 66	237,740	257,460
8,000	UGI Corp.	294,437	370,480
		2,238,285	2,346,870
	Environmental Services — 1.1%
2,400	Republic Services Inc.	190,500	264,024
Shares		Cost	Market Value
	Financial Services — 17.6%
5,500	American Express Co.	$435,478	$908,765
6,000	American International Group Inc.	328,506	285,600
7,000	Bank of America Corp.	178,628	288,610
10,000	Citigroup Inc.	576,134	707,500
3,000	JPMorgan Chase & Co.	204,631	466,620
8,000	Morgan Stanley	275,383	733,520
1,000	PayPal Holdings Inc.†	31,601	291,480
1,113	T. Rowe Price Group Inc.	107,847	220,341
1,000	Willis Towers Watson plc	140,953	230,020
		2,279,161	4,132,456
	Food and Beverage — 12.6%
5,000	Conagra Brands Inc.	173,875	181,900
1,500	Diageo plc, ADR	172,470	287,535
14,000	Keurig Dr Pepper Inc.	419,386	493,360
6,000	Molson Coors Beverage Co., Cl. B†	353,407	322,140
15,500	Mondelez International Inc., Cl. A	623,407	967,820
8,000	Nomad Foods Ltd.†	202,422	226,160
12,000	The Hain Celestial Group Inc.†	268,775	481,440
		2,213,742	2,960,355
	Health Care — 13.0%
6,000	Bristol-Myers Squibb Co.	198,033	400,920
3,000	CVS Health Corp.	212,992	250,320
4,500	Gilead Sciences Inc.	316,298	309,870
2,000	Henry Schein Inc.†	133,986	148,380
2,600	Medtronic plc	213,831	322,738
13,200	Merck & Co. Inc.	765,175	1,026,564
920	Organon & Co.†	24,410	27,839
4,000	Patterson Cos. Inc.	91,400	121,560
11,000	Pfizer Inc.	357,993	430,760
744	Viatris Inc.	10,265	10,632
		2,324,383	3,049,583
	Hotels and Gaming — 1.5%
8,000	MGM Resorts International	73,521	341,200

	Machinery — 1.1%
3,300	The Timken Co.	246,345	265,947

	Metals and Mining — 1.6%
5,800	Newmont Corp.	196,211	367,604

	Retail — 1.0%
6,000	The Kroger Co.	195,395	229,860

	Semiconductors — 0.9%
1,000	NXP Semiconductors NV	91,990	205,720

	Specialty Chemicals — 5.7%
10,500	DuPont de Nemours Inc.	630,360	812,805

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
3,500	International Flavors & Fragrances Inc.	$417,580	$522,900
		1,047,940	1,335,705

	Telecommunications — 1.8%
3,000	T-Mobile US Inc.†	190,555	434,490

	TOTAL COMMON STOCKS	14,705,612	22,266,917

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 5.2%
$1,231,000	U.S. Treasury Bills,
	0.002% to 0.100%††,
	07/01/21 to 09/02/21	1,230,991	1,230,941

	TOTAL INVESTMENTS — 99.9%	$15,936,603	23,497,858

	Other Assets and Liabilities (Net) — 0.1%		16,647

	NET ASSETS — 100.0%		$23,514,505

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Statement of Assets and Liabilities

June 30, 2021 (Unaudited)

Assets:
Investments, at value (cost $15,936,603)	$23,497,858
Receivable for investments sold	251,260
Receivable for Fund shares sold	48,535
Receivable from Adviser	3,643
Dividends receivable	34,773
Prepaid expenses	33,284
Total Assets	23,869,353
Liabilities:
Payable to bank	19,002
Payable for investments purchased	242,723
Payable for Fund shares redeemed	1,200
Payable for investment advisory fees	19,438
Payable for distribution fees	4,500
Payable for shareholder communications expenses	50,440
Other accrued expenses	17,545
Total Liabilities	354,848
Net Assets
(applicable to 1,188,878 shares outstanding)	$23,514,505
Net Assets Consist of:
Paid-in capital	$14,278,026
Total distributable earnings	9,236,479
Net Assets	$23,514,505

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($15,509,616 ÷ 780,720 shares outstanding)	$19.87
Class A:
Net Asset Value and redemption price per share ($2,469,515 ÷ 124,700 shares outstanding)	$19.80
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$21.01
Class C:
Net Asset Value and offering price per share ($943,928 ÷ 54,119 shares outstanding)	$17.44	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($4,591,446 ÷ 229,339 shares outstanding)	$20.02

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $281)	$278,876
Interest	191
Total Investment Income	279,067
Expenses:
Investment advisory fees	109,864
Distribution fees - Class AAA	18,292
Distribution fees - Class A	2,802
Distribution fees - Class C	4,470
Registration expenses	27,053
Shareholder communications expenses	22,710
Legal and audit fees	20,034
Trustees’ fees	14,926
Shareholder services fees	14,671
Custodian fees	2,064
Miscellaneous expenses	7,240
Total Expenses	244,126
Less:
Expense reimbursements (See Note 3)	(41,318)
Expenses paid indirectly by broker (See Note 6)	(745)
Total Credits and Reimbursements	(42,063)
Net Expenses	202,063
Net Investment Income	77,004
Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	1,691,569

Net change in unrealized appreciation/depreciation:
on investments	1,692,122

Net Realized and Unrealized Gain on Investments	3,383,691
Net Increase in Net Assets Resulting from Operations	$3,460,695

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Operations:
Net investment income	$77,004	$38,993
Net realized gain on investments	1,691,569	607,508
Net change in unrealized appreciation/depreciation on investments	1,692,122	(54,961)
Net Increase in Net Assets Resulting from Operations	3,460,695	591,540
Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(382,637)
Class A	—	(74,699)
Class C	—	(26,553)
Class I	—	(138,457)
Total Distributions to Shareholders	—	(622,346)

Shares of Beneficial Interest Transactions:
Class AAA	(312,557)	(1,932,604)
Class A	50,748	(835,861)
Class C	(26,891)	(408,288)
Class I	157,079	(200,350)

Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(131,621)	(3,377,103)

Redemption Fees	10	647
Net Increase/(Decrease) in Net Assets	3,329,084	(3,407,262)
Net Assets:
Beginning of year	20,185,421	23,592,683
End of period	$23,514,505	$20,185,421

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2021(d)	$16.95	$0.05	$2.87	$2.92	$—		$—	$—	$0.00	$19.87	17.2%	$15,510	0.54	%(e)	2.24	%(e)	2.00	%(e)(f)	15%
2020	16.60	0.01	0.83	0.84	(0.00	)(b)	(0.49)	(0.49)	0.00	16.95	5.1	13,527	0.06		2.49		2.01	(f)	19
2019	13.71	0.06	3.56	3.62	(0.06)		(0.67)	(0.73)	0.00	16.60	26.4	15,508	0.40		2.18		2.00	(f)	18
2018	17.23	0.02	(1.93)	(1.91)	(0.00	)(b)	(1.61)	(1.61)	0.00	13.71	(11.0)	13,533	0.13		2.16		2.01	(f)	25
2017	17.93	0.11	2.07	2.18	(0.09)		(2.79)	(2.88)	—	17.23	12.1	17,155	0.58		2.01		2.00	(g)	60
2016	17.12	0.07	1.82	1.89	(0.08)		(1.00)	(1.08)	0.00	17.93	11.0	17,454	0.40		2.00		2.00	(g)	14
Class A
2021(d)	$16.90	$0.05	$2.85	$2.90	$—		$—	$—	$0.00	$19.80	17.2%	$2,470	0.54	%(e)	2.24	%(e)	2.00	%(e)(f)	15%
2020	16.55	0.01	0.83	0.84	(0.00	)(b)	(0.49)	(0.49)	0.00	16.90	5.1	2,067	0.05		2.49		2.01	(f)	19
2019	13.67	0.06	3.56	3.62	(0.07)		(0.67)	(0.74)	0.00	16.55	26.5	2,860	0.41		2.18		2.00	(f)	18
2018	17.19	0.02	(1.93)	(1.91)	(0.00	)(b)	(1.61)	(1.61)	0.00	13.67	(11.0)	2,298	0.13		2.16		2.01	(f)	25
2017	17.89	0.11	2.08	2.19	(0.10)		(2.79)	(2.89)	—	17.19	12.2	3,683	0.58		2.01		2.00	(g)	60
2016	17.09	0.07	1.81	1.88	(0.08)		(1.00)	(1.08)	0.00	17.89	10.9	3,673	0.41		2.00		2.00	(g)	14
Class C
2021(d)	$14.94	$(0.02)	$2.52	$2.50	$—		$—	$—	$—	$17.44	16.7%	$944	(0.20	)%(e)	2.99	%(e)	2.75	%(e)(f)	15%
2020	14.79	(0.09)	0.73	0.64	—		(0.49)	(0.49)	0.00	14.94	4.4	833	(0.67)		3.24		2.76	(f)	19
2019	12.32	(0.05)	3.19	3.14	—		(0.67)	(0.67)	0.00	14.79	25.5	1,288	(0.33)		2.93		2.75	(f)	18
2018	15.79	(0.10)	(1.76)	(1.86)	—		(1.61)	(1.61)	0.00	12.32	(11.7)	1,514	(0.63)		2.91		2.76	(f)	25
2017	16.68	(0.04)	1.94	1.90	—		(2.79)	(2.79)	—	15.79	11.3	1,969	(0.21)		2.76		2.75	(g)	60
2016	16.05	(0.06)	1.69	1.63	—		(1.00)	(1.00)	0.00	16.68	10.1	2,620	(0.36)		2.75		2.75	(g)	14
Class I
2021(d)	$17.00	$0.14	$2.88	$3.02	$—		$—	$—	$0.00	$20.02	17.8%	$4,591	1.52	%(e)	1.99	%(e)	1.00	%(e)(f)	15%
2020	16.63	0.16	0.86	1.02	(0.16)		(0.49)	(0.65)	0.00	17.00	6.2	3,758	1.06		2.24		1.01	(f)	19
2019	13.76	0.22	3.60	3.82	(0.28)		(0.67)	(0.95)	0.00	16.63	27.8	3,937	1.41		1.93		1.00	(f)	18
2018	17.33	0.20	(1.97)	(1.77)	(0.19)		(1.61)	(1.80)	0.00	13.76	(10.2)	4,286	1.13		1.91		1.01	(f)	25
2017	18.01	0.31	2.09	2.40	(0.29)		(2.79)	(3.08)	—	17.33	13.3	5,481	1.61		1.76		1.00	(g)	60
2016	17.19	0.15	1.83	1.98	(0.16)		(1.00)	(1.16)	0.00	18.01	11.4	5,110	0.85		1.75		1.00	(g)	14

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred interest expense. For the years ended December 31, 2020 and December 31, 2018, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.00% (Class I). For all remaining years, there was no impact on the expense ratios.
(d)	For the six months ended June 30, 2021, unaudited.
(e)	Annualized.
(f)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2021 and the years ended December 31, 2020, 2019 and 2018, there was no impact on the expense ratios.
(g)	During the years ended December 31, 2017 and 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in the 2016 calculation, the annualized expense ratios would have been 1.83% (Class AAA), 1.83% (Class A), 2.59% (Class C), and 1.39% (Class I). The 2017 reimbursement had no effect on the expense ratio.

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Dividend Growth Fund was organized on May 13, 1999 as a Delaware statutory trust and commenced operations on August 26, 1999. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is long term growth of capital with current income as a secondary objective.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

New Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$22,266,917	—	$22,266,917
U.S. Government Obligations	—	$1,230,941	1,230,941
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$22,266,917	$1,230,941	$23,497,858

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at June 30, 2021 or December 31, 2020.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/ tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2020 was as follows:

Distributions paid from:*
Ordinary income	$38,993
Net long term capital gains	652,821
Total distributions paid	$691,814

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2021:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$15,820,858	$7,728,033	$(51,033)	$7,677,000

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2021, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

Through April 30, 2022, the Adviser has agreed to waive its advisory fee and/or reimburse expenses of the Fund to the extent necessary to maintain the Fund’s annualized total operating expenses (exclusive of brokerage fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) at no more than 2.00%, 2.00%, 2.75%, and 1.00%, respectively, of Class AAA, Class A, Class C, and Class I Shares’ average daily net assets. During the six months ended June 30, 2021, the Adviser reimbursed expenses in the amount of $41,318. The Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed the foregoing respective percentage limitations, after giving effect to the recovery by the Adviser. At June 30, 2021, the cumulative amount which the Fund may repay the Adviser is $231,041. The amended agreement is renewable annually.

For the year ended December 31, 2019, expiring December 31, 2021	$73,423
For the year ended December 31, 2020, expiring December 31, 2022	116,300
For the six months ended June 30, 2021, expiring December 31, 2023	41,318
$231,041

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2021, other than short term securities and U.S. Government obligations, aggregated $3,181,234 and $4,163,293, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2021, the Fund paid $1,150 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $911 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2021, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $745.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended June 30, 2021.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 2, 2022 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to 0.10% plus the higher of the Overnight Federal Funds Rate and the Overnight Bank Funding Rate, plus 1.25%. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2021, there were no borrowings under the line of credit.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2021 and the year ended December 31, 2020, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	18,030	$340,880	105,694	$1,460,835
Shares issued upon reinvestment of distributions	—	—	22,292	375,396
Shares redeemed	(35,261)	(653,437)	(264,235)	(3,768,835)
Net decrease	(17,231)	$(312,557)	(136,249)	$(1,932,604)
Class A
Shares sold	11,524	$220,117	16,902	$245,696
Shares issued upon reinvestment of distributions	—	—	4,449	74,699
Shares redeemed	(9,138)	(169,369)	(71,847)	(1,156,256)
Net increase/(decrease)	2,386	$50,748	(50,496)	$(835,861)
Class C
Shares sold	2,231	$36,648	14,200	$199,723
Shares issued upon reinvestment of distributions	—	—	1,720	25,527
Shares redeemed	(3,887)	(63,539)	(47,229)	(633,538)
Net decrease	(1,656)	$(26,891)	(31,309)	$(408,288)
Class I
Shares sold	25,824	$487,926	20,105	$274,218
Shares issued upon reinvestment of distributions	—	—	8,197	138,458
Shares redeemed	(17,592)	(330,847)	(43,978)	(613,026)
Net increase/(decrease)	8,232	$157,079	(15,676)	$(200,350)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Liquidity Risk Management Program. In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has approved the designation of the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

At a meeting of the Board held on May 12, 2021, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Dividend Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on February 24, 2021, the Board of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser, and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2020) of the Fund against a peer group of eight other comparable funds prepared by the Adviser (the “Adviser Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of all retail large cap value funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Large-Cap Value Index. The Independent Board Members noted that the Fund’s performance was in the fifth quintile for the one year, three year and five year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the second quintile for the one year and three year periods, and the third quintile for the five year period. The Independent Board discussed the Fund’s performance and potential ways to improve the Fund’s performance and increase the size of the Fund. The Independent Board Members noted the Adviser’s commitment to waive the Fund’s advisory fees.

Profitability. The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion was executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate amount of soft dollar benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund needed significantly more assets before any potential economies of scale could be realized.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and a peer group of nine other large cap value funds selected by Broadridge and noted that the advisory fee includes substantially all administrative services for the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average within each peer group and that the Fund’s size was below average within the Adviser Peer Group and

The Gabelli Dividend Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

below the median within the peer group of funds selected by Broadridge. The Independent Board Members also noted that the management fee structure was comparable to those in effect for most of the Gabelli funds. The Independent Board Members noted that an advisory fee waiver structure was in effect for the Fund and discussed possible strategies for increasing the Fund’s size. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fees for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and low profitability to the Adviser of managing the Fund were reasonable, particularly in light of the small size of the Fund and the Adviser’s commitment to waive advisory fees, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was appropriate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement and the Fund’s Amended and Restated Contractual Fee Waiver and Expense Deferral Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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THE GABELLI DIVIDEND GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Sarah Donnelly joined Gabelli in 1999 as a junior research analyst working with the consumer staples and media analysts. Currently she is a portfolio manager of Gabelli Funds, LLC, a Senior Vice President, and the Food, Household, and Personal Care products research analyst for Gabelli & Company. In 2013, she was named the Health & Wellness research platform leader. Ms. Donnelly received a BS in Business Administration with a concentration in Finance and minor in History from Fordham University.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Justin Bergner, CFA, is a Vice President at Gabelli & Company and a portfolio manager for Gabelli Funds LLC, the Adviser. Justin rejoined Gabelli & Company in 2013 as a research analyst covering Diversified Industrials, Home Improvement, and Transport companies. He began his investment career at Gabelli & Company in 2005 as a metals and mining analyst, and subsequently spent five years at Axiom International Investors as a senior analyst focused on industrial and healthcare stocks. Prior to business school, Mr. Bergner worked in management consulting at both Bain & Company and Dean & Company. Mr. Bergner graduated cum laude from Yale University with a BA in Economics & Mathematics and received an MBA in Finance and Accounting from the Wharton School at the University of Pennsylvania.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

THE GABELLI DIVIDEND GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former President & Chief

Executive Officer,

American Gaming Association

Mary E. Hauck

Former Senior Portfolio

Manager,

Gabelli-O’Connor Fixed

Income Mutual Fund

Management Co.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Peter Goldstein

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT, AND

DIVIDEND DISBURSING

AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Dividend Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB402Q221SR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend Growth Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 3, 2021

* Print the name and title of each signing officer under his or her signature.